Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Inventories
Raw materials	¥ 27,508	$ 4,317	¥ 21,018
Work-in-progress	993	156	1,233
Finished goods	13,518	2,121	10,187
Consumables and spare parts	882	138	874
Allowance for obsolescence	(7,445)	(1,168)	(7,876)
Total inventories	¥ 35,456	$ 5,564	¥ 25,436